OTHER EXPENSE (INCOME), NET - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Other Income And Expenses [Line Items]
Favorable (unfavorable) adjustment, litigation and other matters	$ (422)	$ (1,401)	$ 27
Upfront payments, included in acquired in-process research and development costs	32	41	1
Milestone achievement, included in net gain (loss) on other sales of assets	$ 1	31	(6)
Milestone Payment Related To Certain Product
Schedule Of Other Income And Expenses [Line Items]
Milestone achievement, included in net gain (loss) on other sales of assets		$ 20
Salix Ltd. SEC Investigation Litigation
Schedule Of Other Income And Expenses [Line Items]
Favorable (unfavorable) adjustment, litigation and other matters			$ 40